Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Cash and cash equivalents [abstract]
Cash at banks and in hand		₨ 54,084	$ 713	₨ 26,604
Short-term deposits	[1]	32,625	430	21,933
Cash and cash equivalents		₨ 86,709	$ 1,143	₨ 48,537

[1]	Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.